Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits And Debt Securities - Credit Risk - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 8,807	€ 6,633
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (10)	€ (6)
Risk class 1- low risk | AAA - BBB
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.10%)	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 8,664	€ 6,554
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (7)	€ (3)
Risk class 2- high risk | BB - D
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.00%)	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 66	€ 33
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ 0	€ 0
Unrated
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(3.90%)	(6.50%)
Gross Carrying Amount Not Credit-Impaired	€ 77	€ 46
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (3)